Intangible Assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets/Goodwill [Abstract]
2018	$ 11,439
2019	9,698
2020	8,203
2021	6,585
2022	4,333
2023 and thereafter	10,753
Finite-Lived Intangible Assets, Net	$ 51,011	$ 56,180